November 26, 2019

BNY MELLON VARIABLE INVESTMENT FUND

-INTERNATIONAL EQUITY PORTFOLIO

Supplement to Current Summary Prospectus, Prospectus and Statement of Additional Information

The Board of Trustees of BNY Mellon Variable Investment Fund (the "Trust") has approved the liquidation of International Equity Portfolio (the "Fund"), a series of the Trust, effective on or about April 30, 2020 (the "Liquidation Date").  Before the Liquidation Date, and at the discretion of BNY Mellon Investment Adviser, Inc., the Fund's investment adviser, the Fund's portfolio securities will be sold and the Fund will cease to pursue its investment objective and policies.

Accordingly, effective on or about March 31, 2020, the Fund will be closed to any investments for new accounts.  The Fund will continue to accept subsequent investments until the Liquidation Date.

Policyowners should contact their insurance company to consider options that may be available for the re-allocation of their assets.

November 26, 2019

BNY MELLON VARIABLE INVESTMENT FUND

-INTERNATIONAL VALUE PORTFOLIO

Supplement to Current Summary Prospectus, Prospectus and Statement of Additional Information

The Board of Trustees of BNY Mellon Variable Investment Fund (the "Trust") has approved the liquidation of International Value Portfolio (the "Fund"), a series of the Trust, effective on or about April 30, 2020 (the "Liquidation Date").  Before the Liquidation Date, and at the discretion of BNY Mellon Investment Adviser, Inc., the Fund's investment adviser, the Fund's portfolio securities will be sold and the Fund will cease to pursue its investment objective and policies.

Accordingly, effective on or about March 31, 2020, the Fund will be closed to any investments for new accounts.  The Fund will continue to accept subsequent investments until the Liquidation Date.

Policyowners should contact their insurance company to consider options that may be available for the re-allocation of their assets.

November 26, 2019

BNY MELLON VARIABLE INVESTMENT FUND

-QUALITY BOND PORTFOLIO

Supplement to Current Summary Prospectus, Prospectus and Statement of Additional Information

The Board of Trustees of BNY Mellon Variable Investment Fund (the "Trust") has approved the liquidation of Quality Bond Portfolio (the "Fund"), a series of the Trust, effective on or about April 30, 2020 (the "Liquidation Date").  Before the Liquidation Date, and at the discretion of BNY Mellon Investment Adviser, Inc., the Fund's investment adviser, the Fund's portfolio securities will be sold and the Fund will cease to pursue its investment objective and policies.

Accordingly, effective on or about March 31, 2020, the Fund will be closed to any investments for new accounts.  The Fund will continue to accept subsequent investments until the Liquidation Date.

Policyowners should contact their insurance company to consider options that may be available for the re-allocation of their assets.